PENSION AND OTHER POSTRETIREMENT BENEFITS - U.S. plan assets (all in the ADPP) at fair value (Details) - U.S. - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plans
Total plan assets	$ 0.0	$ 735.6	$ 740.2
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value		27.1
Quoted Prices in Active Markets (Level 1) | Fixed income securities - government and municipal bonds
Defined Benefit Plans
Total plan assets at fair value		66.3
Significant Other Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plans
Total plan assets at fair value		0.3
Significant Other Observable Inputs (Level 2) | Fixed income securities - government and municipal bonds
Defined Benefit Plans
Total plan assets at fair value		46.7
Significant Other Observable Inputs (Level 2) | Fixed income securities - Corporate bonds
Defined Benefit Plans
Total plan assets at fair value		592.8
Significant Other Observable Inputs (Level 2) | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value		2.4
Total
Defined Benefit Plans
Total plan assets		735.6
Total | Cash
Defined Benefit Plans
Total plan assets at fair value		27.1
Total | Equity Securities
Defined Benefit Plans
Total plan assets at fair value		0.3
Total | Fixed income securities - government and municipal bonds
Defined Benefit Plans
Total plan assets at fair value		113.0
Total | Fixed income securities - Corporate bonds
Defined Benefit Plans
Total plan assets at fair value		592.8
Total | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value		$ 2.4